Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 39,949	$ 44,179	$ 41,511
Cost of revenues	30,655	34,970	32,451
Gross profit	9,294	9,209	9,060
Operating costs and expenses:
Research and development	175	158	166
Sales and marketing	4,394	4,891	4,924
General and administrative	2,113	1,762	2,122
Other income		(52)	(81)
Impairment of Goodwill	707
Impairment of other Intangible assets	466
Total operating costs and expenses	7,855	6,759	7,131
Operating income	1,439	2,450	1,929
Financial expenses, net	(139)	(441)	(647)
Income before taxes on income	1,300	2,009	1,282
Taxes on income (tax benefit)	(1,000)	4	6
Net income	$ 2,300	$ 2,005	$ 1,276
Basic net income per share (in Dollars per share)	$ 0.4	$ 0.35	$ 0.23
Diluted net income per share (in Dollars per share)	$ 0.39	$ 0.34	$ 0.23
Shares (in thousands) used in calculation of earnings per share:
Basic (in Shares)	5,756	5,727	5,550
Diluted (in Shares)	5,887	5,905	5,589